Events (Unreviewed) Subsequent - Additional Information (Detail)	Jun. 08, 2022 USD ($) $ / shares shares	May 19, 2022 shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | Convertible Note Exchange [Member]
Subsequent Event [Line Items]
Debt conversion, original debt, amount	$ 5,175,000
Stock issued during period, shares, conversion of convertible debt | shares		517,500
Subsequent Event [Member] | PIPE [Member]
Subsequent Event [Line Items]
Common stock shares subscriptions value	$ 66,800,000
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Business combination common stock exchange ratio	0.1957
Business combination preferred stock exchange ratio	1
Business combination contingent consideration common stock shares issuable | shares	2,000,000
Common stock, par value | $ / shares	$ 0.0001
Business combination gross proceeds received	$ 140,300,000
Business combination aggregate proceeds receivable	156,500,000
Business combination funding through cash held In trust net of redemptions	84,500,000
Subsequent Event [Member] | Business Combination Agreement [Member] | Bayer HealthCare LLC [Member]
Subsequent Event [Line Items]
Debt instrument face value	5,200,000
Subsequent Event [Member] | Business Combination Agreement [Member] | PIPE [Member]
Subsequent Event [Line Items]
Sale of stock consideration received on transaction	50,600,000
Common stock shares subscriptions value	$ 66,800,000
Number of new stock issued during the period | shares	5,060,000
Sale of stock, price per share | $ / shares	$ 10
Common stock shares proceeds receivable	$ 16,200,000